SCHEDULE OF GOODWILL ACQUIRED (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Mar. 10, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Goodwill			$ 68,421		$ 156
Impairment	(64,252)	(64,252)
Vindara Inc [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	14,430	14,430	14,430	$ 14,430
Kalera GmbH [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	43,813	43,813	47,982
Kalera Middle East [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	5,853	5,853	5,853
Series of Individually Immaterial Business Acquisitions [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 156	$ 156	$ 156